CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure Of Capital Securities Classified As Liabilities
The partnership has the following capital securities outstanding as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2022	Dec. 31, 2021
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$570	$565
Series 3	24,000,000	6.75%	550	546
New LP Preferred Units(1)	19,273,654	6.75%	474	474
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	21
Series 2	556,746	5.75%	11	11
Series 3	779,092	5.00%	15	15
Series 4	582,894	5.20%	11	12
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	142	142
Brookfield India Real Estate Trust (“India REIT”)	155,003,656	n/a(3)	481	440
Capital Securities – Fund Subsidiaries			922	859
Total capital securities			$3,197	$3,085

Current			60	61
Non-current			3,137	3,024
Total capital securities			$3,197	$3,085
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned indirectly by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

Summary of reconciliation of cash flows from financing activities from capital securities	Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes in capital securities
(US$ Millions)	Dec. 31, 2021	Capital securities issued	Fair value changes	Foreign currency translation	Other	Jun. 30, 2022
Capital securities	$3,085	$57	$91	$(25)	$(11)	$3,197